UNAUDITED CONDENSED BALANCE SHEET	Dec. 31, 2020 USD ($)
Assets, Current [Abstract]
Cash	$ 1,001,032
Prepaid Expense, Current	303,759
Total current assets	1,304,791
Investments held in Trust Account	149,552,952
Total assets	150,857,743
Liabilities, Current [Abstract]
Accrued expenses	388,507
Total current liabilities	388,507
Deferred underwriting commissions	5,232,500
Total liabilities	5,621,007
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 14,058,911 shares subject to possible redemption at $10.00 per share	140,236,730
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Value, Issued	0
Additional Paid in Capital	5,522,572
Retained Earnings (Accumulated Deficit)	(523,083)
Total shareholders' equity	5,000,006
Total Liabilities and Shareholders' Equity	150,857,743
Common Class A [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	143
Common Class B [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	$ 374